Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
The Group evaluated subsequent events through 19 August 2026, the date that the unaudited condensed consolidated interim financial statements were available to be issued.
In July 2026, the FDA closed its inspection of the Company's manufacturing facility in Reykjavik, Iceland, conducted in May 2026, and confirmed a Voluntary Action Indicated ("VAI") classification for the site. The Company believes this outcome reflects the effectiveness of the quality system and manufacturing enhancements implemented following the inspection observations.
On August 10, 2026, the Group completed a drawdown under the financing facility entered into on 30 June 2026 (refer to Note 3 for further details). Gross proceeds of $75.0 million were received by the Group. The proceeds are expected to support working capital requirements, operating activities and general corporate purposes.